Derivative Instrument (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Current derivative financial assets		₩ 29,525		₩ 27,618
Non-current derivative financial assets		136,888		283,415
Current derivative financial liabilities		49,884		73,064
Non-current derivative financial liabilities		315,235		96,896
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(455,715)		317,350	₩ 153,203
Net income effects of transaction gain (loss)		65,393		86,415	147,297
Accumulated other comprehensive income (loss)		111,220	[1]	35,727	(6,429)
Currency forward | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		18,332		21
Non-current derivative financial assets		0		43,931
Current derivative financial liabilities		10,014		7,081
Non-current derivative financial liabilities		4,977		0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(40,590)		24,265	12,632
Net income effects of transaction gain (loss)		(17,911)		12,488	23,991
Accumulated other comprehensive income (loss)		0	[1]	0	0
Currency swap
Derivative [Line Items]
Current derivative financial assets		11,193		27,597
Non-current derivative financial assets		127,386		229,258
Current derivative financial liabilities		36,088		59,327
Non-current derivative financial liabilities		232,669		45,184
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(406,607)		310,732	145,088
Net income effects of transaction gain (loss)		93,557		110,813	123,670
Accumulated other comprehensive income (loss)		105,642	[1]	38,802	(12,516)
Currency swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		0		0
Non-current derivative financial assets		82,931		111,026
Current derivative financial liabilities		0		0
Non-current derivative financial liabilities		93,245		13,250
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(108,090)		172,087	21,702
Net income effects of transaction gain (loss)		16,661		52,842	51,533
Accumulated other comprehensive income (loss)		0	[1]	0	0
Currency swap | Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		11,193		27,597
Non-current derivative financial assets		44,455		118,232
Current derivative financial liabilities		36,088		59,327
Non-current derivative financial liabilities		139,424		31,934
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(298,517)		138,645	123,386
Net income effects of transaction gain (loss)		76,896		57,971	72,137
Accumulated other comprehensive income (loss)		105,642	[1]	38,802	(12,516)
Interest rate swap
Derivative [Line Items]
Current derivative financial assets		0		0
Non-current derivative financial assets		9,502		7,592
Current derivative financial liabilities		3,782		451
Non-current derivative financial liabilities		66,451		50,756
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(1,845)		(16,231)	(2,949)
Net income effects of transaction gain (loss)		(10,253)		(36,886)	(364)
Accumulated other comprehensive income (loss)		5,578	[1]	(3,075)	6,087
Interest rate swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		0		0
Non-current derivative financial assets		9,502		7,592
Current derivative financial liabilities		2,192		0
Non-current derivative financial liabilities		22,687		26,610
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(309)		(15,647)	(2,949)
Net income effects of transaction gain (loss)		(11,975)		(2,495)	(364)
Accumulated other comprehensive income (loss)		0	[1]	0	0
Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		0		0
Non-current derivative financial assets		0		0
Current derivative financial liabilities		1,590		451
Non-current derivative financial liabilities		43,764		24,146
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(1,536)		(584)	0
Net income effects of transaction gain (loss)		1,722		(34,391)	0
Accumulated other comprehensive income (loss)		5,578	[1]	(3,075)	6,087
Others | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		0		0
Non-current derivative financial assets		0		2,634
Current derivative financial liabilities	[2],[3],[4]	0		6,205
Non-current derivative financial liabilities	[2],[3],[4]	11,138		956
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(6,673)		(1,416)	(1,568)
Net income effects of transaction gain (loss)		0		0	0
Accumulated other comprehensive income (loss)		₩ 0	[1]	₩ 0	₩ 0

[1]	For the year ended December 31, 2020, the net gain on valuation of derivatives designated as cash flow hedge of KRW64,561 million, net of tax, is included in other comprehensive income (loss).
[2]	The Company has an obligation to purchase the shares of Hyundai Green Power Co., Ltd., an associate of the Company from financial investors, and the fair value of the obligation is recorded in 'Others'.
[3]	The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in 'Others'.
[4]	The Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recognized its fair value as other derivative liabilities.